Income Taxes - Components of Deferred Tax Assets and (Liabilities) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 7,835	$ 12,362
Share-based compensation	3,406	2,369
Deferred revenue	2,184	1,609
Fixed assets	1,715	1,097
Accrued compensation	1,062	732
Accrued costs	144	203
Deferred rent	243	284
Income tax credits	578	184
Other	462	149
Gross deferred tax assets	17,629	18,989
Deferred tax liabilities:
Prepaid expenses	(8)	(139)
Fixed assets	(2,891)	(442)
Other	0	(53)
Gross deferred tax liabilities	(2,899)	(634)
Valuation allowance	(14,730)	(18,355)
Deferred tax assets, net	$ 0	$ 0